Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling Expenses
Selling Expenses

In € thousand	2023	2022	2021
Salaries, social security	7,320	8,915	11,971
Professional services	291	1,690	1,983
Marketing	1,956	1,448	2,059
Travel	588	523	626
Depreciation/amortization/impairment	189	65	65
Other selling expenses	415	288	485
Total selling expenses	10,759	12,929	17,189